                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Endurance Wealth Management, Inc.
Address:  121 South Main St. 4th Floor
          Providence, RI 02903

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Gardner
Title:  Chief Financial Officer
Phone:  401-854-0993

Signature, Place, and Date of Signing:

    Thomas E. Gardner           Providence, RI               11/13/09
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

                  Form 13F File Number          Name:
                  28-6868               John Michael Costello
                  28-                   Peter J. Corsi, Jr.
                  28-                   Kenneth W. Thomae
                  28-                   Donald J. Clarke

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                4

Form 13F Information Table Entry Total:         139

Form 13F Information Table Value Total:    $254,562
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

               No.  Form 13F File Number  Name
                    28-                   John Michael Costello
                    28-                   Peter J. Corsi, Jr.
                    28-                   Kenneth W. Thomae
                    28-                   Donald J. Clarke

Endurance Wealth Management, Inc.
FORM 13F

                                    31-Mar-10

                                                                                           Voting Authority
                                                                                           ---------------
                                                        Value   Shares/ Sh/ Put/   Invstmt  Other
Name of Issuer                Title of class   CUSIP   (x$1000) Prn Amt Prn Call   Dscretn Managers   Sole  Shared    None
--------------                -------------- --------- -------- ------- --- ----   ------- --------  ------ ------   ------
3M Co.                             COM       88579y101    392      4700 SH          Sole                               4700
Aflac Inc.                         COM       001055102   1461     26920 SH          Sole                              26920
Akamai Technologies, Inc.          COM       00971T101   5776    183855 SH          Sole                             183855
Allied Irish Bank Adr              COM       019228402    115     36000 SH          Sole                              36000
Ambase Corp                        COM       023164106      6     50000 SH          Sole                              50000
Amer Intl Group Inc                COM       026874784    238      6993 SH          Sole                               6993
America Movil SA de CV             COM       02364W105    302      6000 SH          Sole                               6000
American Express Co                COM       025816109    664     16100 SH          Sole                              16100
Apple Inc.                         COM       037833100   1904      8104 SH          Sole        1        10            8094
Applied Materials Inc.             COM       038222105    242     18000 SH          Sole                              18000
Automatic Data Processing          COM       053015103    454     10219 SH          Sole                              10219
Avon Products                      COM       054303102    625     18475 SH          Sole                              18475
BP Plc Spon Adr Repsntg            COM       055622104   2777     48668 SH          Sole                              48668
Baidu Inc.                         COM       056752108    358       600 SH          Sole                                600
Bank New York Inc                  COM       064058100    225      7297 SH          Sole                               7297
Bank Of America Corp               COM       060505104  10943    613068 SH          Sole     1, 4      1500          611868
Bank Rhode Island                  COM       059690107   1253     45840 SH          Sole                              45840
Bank of Nova Scotia Halifax        COM       064149107    220      4400 SH          Sole                               4400
Barrick Gold Corporation           COM       067901108    581     15175 SH          Sole                              15175
Bed Bath & Beyond                  COM       075896100    206      4730 SH          Sole                               4730
Berkshire Hathaway Inc. Cl B       COM       084670207    465      5726 SH          Sole                               5726
CVS/Caremark Corp.                 COM       126650100   3577     97840 SH          Sole                              97840
Capital Propy Inc--A Shares        COM       140430109     93     11388 SH          Sole                              11388
Capital Source, Inc.               COM       14055X102    136     24345 SH          Sole                              24345
Chevron Corporation                COM       166764100   1376     18158 SH          Sole                              18158
China Construction Bank            COM       Y1397N101      8     10000 SH          Sole                              10000
Church & Dwight Co, Inc.           COM       171340102   2108     31492 SH          Sole                              31492
Cisco Sys Inc                      COM       17275R102   6649    255443 SH          Sole                             255443
Citigroup Inc                      COM       172967101   4097   1011760 SH          Sole     2, 4    122300          891759
Coca Cola Co                       COM       191216100    424      7720 SH          Sole                               7720
Colgate-Palmolive Co               COM       194162103   3368     39503 SH          Sole                              39503
Comcast Corp Cl A                  COM       20030N101   4676    248338 SH          Sole                             248338
ConocoPhillips                     COM       20825c104    676     13225 SH          Sole                              13225
Corning Inc                        COM       219350105    273     13513 SH          Sole                              13513
Cummins Inc.                       COM       231021106   2831     45705 SH          Sole                              45705
Danaher Corp.                      COM       235851102   2933     36705 SH          Sole                              36705
Deere & Co                         COM       244199105   2087     35105 SH          Sole                              35105
Deutsche Telekom A Adr             COM       251566105   1101     81557 SH          Sole                              81557
Devon Energy Corporation           COM       25179m103   4519     70143 SH          Sole                              70143
Disney Walt Co Del                 COM       254687106    240      6881 SH          Sole                               6881
Dover Corp                         COM       260003108    420      9000 SH          Sole                               9000
Dryships                           COM       Y2109Q101    473     81000 SH          Sole                              81000
Eaton Vance Corp.                  COM       278265103    390     11644 SH          Sole                              11644
Ecolab Inc.                        COM       278865100   4351     99015 SH          Sole        1       200           98815
Emrise Corporation                 COM       29246J200     33     31790 SH          Sole                              31790
EnCana Corp                        COM       292505104    325     10495 SH          Sole                              10495
Entergy Corp                       COM       29364G103    211      2600 SH          Sole                               2600
Exxon Mobil                        COM       30231g102   6289     93894 SH          Sole                              93894
FPL Group Inc                      COM       302571104   3150     65193 SH          Sole                              65193
Financial Select Sector Spdr       COM       81369Y605    497     31210 SH          Sole                              31210
Ford Motor                         COM       345370860   1307    104050 SH          Sole                             104050
General Electric Co                COM       369604103   7693    422728 SH          Sole     1, 4      4100          421928

                                                                                             Voting Authority
                                                                                             ----------------
                                                          Value   Shares/ Sh/ Put/   Invstmt  Other
Name of Issuer                  Title of class   CUSIP   (x$1000) Prn Amt Prn Call   Dscretn Managers  Sole   Shared    None
--------------                  -------------- --------- -------- ------- --- ----   ------- --------  -----  ------   ------
Gilead Sciences Inc.                 COM       375558103    284     6250  SH          Sole                               6250
Goldman Sachs Group Inc.             COM       38141G104   1064     6240  SH          Sole                               6240
Graco Inc.                           COM       384109104    260     8150  SH          Sole                               8150
Hanesbrands Inc.                     COM       410345102   7928   284981  SH          Sole        1     3200           281781
Home Depot Inc                       COM       437076102   2704    83600  SH          Sole                              83600
Huntington Bancshares                COM       446150104    503    93450  SH          Sole        1    13000            80450
IShares Tr MSCI Emerging Marke       COM       464287234   4364   103606  SH          Sole                             103606
Independent Bank Corp Ma             COM       453836108   4021   163060  SH          Sole                             163060
Intel Corp                           COM       458140100   1826    81948  SH          Sole                              81948
Intl Business Mach                   COM       459200101   1228     9582  SH          Sole                               9582
J P Morgan Chase & Co                COM       46625h100   5427   121289  SH          Sole                             121289
Jacobs Engr Group Inc                COM       469814107   4072    90115  SH          Sole        1      500            89615
Johnson & Johnson                    COM       478160104   5117    78484  SH          Sole                              78484
Kimberly Clark Corp                  COM       494368103   3764    59862  SH          Sole                              59862
LSI Corporation                      COM       502161102     91    15006  SH          Sole                              15006
Long Distance Int'l Inc.             COM       542904107      0   135000  SH          Sole                             135000
Maxim Integrated Products            COM       57772K101   5597   288703  SH          Sole                             288703
McDonalds Corp                       COM       580135101    496     7439  SH          Sole                               7439
Medtronic Inc                        COM       585055106    495    11000  SH          Sole                              11000
Merck & Co Inc                       COM       58933Y105    988    26463  SH          Sole                              26463
Mettler-Toledo Int'l                 COM       592688105   4571    41868  SH          Sole                              41868
Microsoft Corp                       COM       594918104   1889    64514  SH          Sole                              64514
Monsanto Company                     COM       61166W101   2357    33010  SH          Sole                              33010
Morgan Stanley Group Inc             COM       617446448   4166   142240  SH          Sole                             142240
Mrv Communications                   COM       553477100    232   175000  SH          Sole                             175000
Nucor Corp                           COM       670346105    249     5500  SH          Sole                               5500
Occidental Petroleum Corp            COM       674599105   3765    44544  SH          Sole                              44544
Oracle Corporation                   COM       68389X105   5958   231767  SH          Sole                             231767
PPG Industries                       COM       693506107    293     4492  SH          Sole                               4492
Paid Inc.                            COM       69561N204      5    15000  SH          Sole                              15000
Pepsico Inc                          COM       713448108   3919    59238  SH          Sole                              59238
Pfizer Inc                           COM       717081103    823    48011  SH          Sole                              48011
Powershares QQQ Trust                COM       73935A104    827    17175  SH          Sole        1     4450            12725
Procter & Gamble Co                  COM       742718109   2606    41195  SH          Sole                              41195
Progressive Corp. Ohio               COM       743315103    217    11395  SH          Sole                              11395
Qualcomm Inc                         COM       747525103  21584   514408  SH          Sole     1, 4     8452           506156
Royal Dutch Shell                    COM       780259206   1018    17605  SH          Sole                              17605
S&P Depository Receipts Spdr         COM       78462F103    479     4102  SH          Sole        1     1542             2560
Schlumberger Limited                 COM       806857108   3137    49441  SH          Sole                              49441
Shamir Optical Industries            COM       M83683108    116    12000  SH          Sole                              12000
Southern Co                          COM       842587107    324     9800  SH          Sole                               9800
Southern Union Corp.                 COM       844030106   2347    92550  SH          Sole                              92550
Staples Inc                          COM       855030102    326    13950  SH          Sole                              13950
State Street Corp                    COM       857477103    764    16942  SH          Sole                              16942
Suncor Energy Inc.                   COM       867224107    983    30214  SH          Sole                              30214
Supervalu Inc.                       COM       868536103    358    21464  SH          Sole                              21464
TJX Companies, Inc.                  COM       872540109    606    14275  SH          Sole                              14275
Target Corp.                         COM       87612e106    729    13870  SH          Sole                              13870
Teva Pharmaceutical Industries       COM       881624209   4986    79046  SH          Sole                              79046
Thermo Fisher Scientific Inc.        COM       883556102   2506    48719  SH          Sole                              48719
Timken Co.                           COM       887389104    260     8675  SH          Sole                               8675
Travelers Cos                        COM       89417E109   2215    41066  SH          Sole                              41066
Universal Health Rlty Income T       COM       91359E105    486    13775  SH          Sole                              13775
Virginia Commerce Bancorp            COM       92778q109    684   102935  SH          Sole                             102935
Walgreen Company                     COM       931422109   1013    27328  SH          Sole                              27328
Wash Tr Bancorp Inc                  COM       940610108   1401    75208  SH          Sole        1     2000            73208
Weatherford Int'l                    COM       H27013103   2137   134800  SH          Sole     1, 4     1600           133800
Wells Fargo & Co New                 COM       949746101   1730    55620  SH          Sole                              55620
Windstream Corp.                     COM       97381W104    315    28959  SH          Sole                              28959
iShares MSCI EAFE Index              COM       464287465   3540    63243  SH          Sole                              63243
iShares MSCI Pacific ex-Japan        COM       464286665    253     5900  SH          Sole                               5900
AllianceBernstein                              01881G106    344    11225  SH          Sole                              11225

                                                                                     Voting Authority
                                                                                     ----------------
                                                 Value   Shares/  Sh/ Put/   Invstmt  Other
Name of Issuer         Title of class   CUSIP   (x$1000) Prn Amt  Prn Call   Dscretn Managers  Sole   Shared   None
--------------         -------------- --------- -------- -------- --- ----   ------- -------- ------- ------ --------
Enbridge Energy
  Partnershp LP                       29250R106     666     13170 SH          Sole                              13170
Enterprise Products
  Pptns LP                            293792107     380     10994 SH          Sole                              10994
Kinder Morgan
  Energypartners L                    494550106    7417    113390 SH          Sole      1        1000          112390
Magellan Midstream
  Partners LP                         559080106    1025     21570 SH          Sole                              21570
Plains All Amer.
  Pipeline                            726503105    3060     53795 SH          Sole                              53795
AllianceBernstein Mid
  Cap Grow                            018636100     105  22594.06 SH          Sole                           22594.06
American New
  Perspective                         648018109     411  15661.95 SH          Sole                           15661.95
Columbia Acorn Fund
  Cl Z                                197199409     372  14054.45 SH          Sole                           14054.45
Eaton Vance Nat'l Ltd
  Maturity                            27826h594     274   27389.9 SH          Sole                            27389.9
Fairholme Fund                        304871106     596  17551.66 SH          Sole                           17551.66
First Eagle Sogen
  Global                              32008f507     637  15307.77 SH          Sole      4      43.180        15307.77
Heartland Value Plus                  422352500     375  14646.75 SH          Sole                           14646.75
Hussman Strategic
  Total Ret                           448108209     120  10040.41 SH          Sole                           10040.41
Masters' Select
  International                       576417208     244  18305.21 SH          Sole                           18305.21
Matthews Asian
  Growth & Income                     577130206     177   10816.3 SH          Sole                            10816.3
Matthews India Fund                   577130859     363   20427.7 SH          Sole                            20427.7
Meridian Value                        589619204     535  20589.49 SH          Sole                           20589.49
Mutual Shares Cl Z                    628380107     249   12361.4 SH          Sole                            12361.4
Permanent Portfolio
  Family of                           714199106     565  14245.34 SH          Sole      4      90.264        14245.34
Selected American Sh                  816221105    1279  32914.56 SH          Sole      1      80.739        32833.82
Spartan US Eqty Index                 315911206     889  21402.42 SH          Sole                           21402.42
T Rowe Price Cap
  Appreciation                        77954M105     295  15350.86 SH          Sole      4     271.370        15350.86
Van Kampen
  International Growt                 92114U772    1426  65774.88 SH          Sole                           65774.88
Vanguard Index Tr 500                 922908108     381  3542.913 SH          Sole                           3542.913
Wells Fargo Sm/Mid
  Cap Value                           949915268     388  27938.42 SH          Sole                           27938.42
REPORT SUMMARY         139 DATA RECORDS          254562            0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

1. J. Michael Costello
2. Kenneth W. Thomae
3. Peter J. Corsi, Jr.
4. Donald J. Clarke
Do not save this screen as a text file. This report automatically creates the
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